Subsequent Events (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Apr. 16, 2021	Apr. 09, 2021	Oct. 02, 2019	Jun. 30, 2021	Dec. 31, 2019
Subsequent Events Unaudited [Line Items]
Dividends, Common Stock, declared		$ 50,000
Dividends, Common Stock, paid	$ 50,000		$ 12,000	$ 50,000	$ 135,000
Subsequent Event [Member]
Subsequent Events Unaudited [Line Items]
Dividends, Common Stock, declared		$ 50,000
Dividends, Common Stock, paid	$ 50,000